Summary Of Share Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Outstanding at beginning of year	31,961,636	35,801,636	38,801,636
Granted	0	0	0
Exercised	0	0	0
Forfeited or expired	(1,620,000)	(3,840,000)	(3,000,000)
Outstanding at end of year	30,341,636	31,961,636	35,801,636
Exercisable	30,341,636
Vested and expected to vest	30,341,636
Weighted average exercise price per option
Outstanding at beginning of year	$ 0.258	$ 0.279	$ 0.258
Granted	$ 0	$ 0	$ 0
Exercised	$ 0	$ 0	$ 0
Forfeited or expired		$ 0.254	$ 0.254
Outstanding at end of year	$ 0.259	$ 0.258	$ 0.279
Exercisable	$ 0.259
Vested and expected to vest	$ 0.259
Weighted average remaining contractual life
Outstanding	6 years 6 months	7 years 6 months	8 years 6 months
Exercisable	6 years 6 months
Vested and expected to vest	6 years 6 months
Aggregate intrinsic Value
Outstanding at beginning of year	$ 0	$ 0	$ 0
Exercised	0	0	0
Outstanding	0	0	0
Exercisable	0
Vested and expected to vest	$ 0